The Merger Fund VL
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 101.18%
COMMON STOCKS - 44.17%
AEROSPACE & DEFENSE - 2.29%
L3 Technologies, Inc. (e)	4,703	$970,558
ASSET MANAGEMENT & CUSTODY BANKS - 1.69%
Oaktree Capital Group LLC (e)	14,461	717,989
BIOTECHNOLOGY - 2.55%
Celgene Corporation (a)	11,487	1,083,684
BROADCASTING - 1.57%
Discovery Communications, Inc. Class C (a)	1,959	49,798
Fox Corporation Class A (a)	1	24
Fox Corporation Class B (a)(e)	17,219	617,830
		667,652
BUILDING PRODUCTS - 1.37%
USG Corporation	13,461	582,861
COMMUNICATIONS EQUIPMENT - 3.16%
ARRIS International plc (a)(b)(e)	40,750	1,288,108
Quantenna Communications, Inc. (a)	2,165	52,674
		1,340,782
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.47%
WABCO Holdings, Inc. (a)(k)	1,500	197,745
DATA PROCESSING & OUTSOURCED SERVICES - 8.84%
First Data Corporation Class A (a)(e)	88,640	2,328,574
Travelport Worldwide Ltd. (b)	1,869	29,399
Worldpay, Inc. Class A (a)	12,300	1,396,050
		3,754,023
DIVERSIFIED CHEMICALS - 1.66%
DowDuPont, Inc. (e)(k)	13,200	703,692
GOLD - 3.40%
Goldcorp, Inc. (b)(e)	126,053	1,442,046
INTEGRATED TELECOMMUNICATION SERVICES - 0.52%
AT&T, Inc.	7,062	221,464
INTERNET & DIRECT MARKETING RETAIL - 0.01%
Liberty Expedia Holdings, Inc. Class A (a)	63	2,696
LIFE & HEALTH INSURANCE - 0.04%
Genworth Financial, Inc. Class A (a)	4,159	15,929
MANAGED HEALTH CARE - 0.62%
WellCare Health Plans, Inc. (a)	979	264,085
MOVIES & ENTERTAINMENT - 1.35%
The Walt Disney Company (e)	5,155	572,361
OIL & GAS EXPLORATION & PRODUCTION - 0.66%
Encana Corporation (b)	38,808	280,970
OIL & GAS STORAGE & TRANSPORTATION - 1.05%
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	16,892	446,798
REGIONAL BANKS - 2.64%
SunTrust Banks, Inc. (e)	18,943	1,122,373
REITs - 0.40%
Brookfield Property REIT, Inc. Class A	8,289	169,842
SEMICONDUCTOR EQUIPMENT - 0.62%
Versum Materials, Inc. (k)	5,236	263,423
SEMICONDUCTORS - 1.25%
Integrated Device Technology, Inc. (a)	2,173	106,455
Mellanox Technologies Ltd. (a)(b)(e)(k)	3,600	426,096
		532,551
STEEL - 0.15%
SunCoke Energy Partners LP	5,030	62,624
SYSTEMS SOFTWARE - 7.86%
Dell Technologies, Inc. Class C (a)(e)(k)	6,000	352,140
Red Hat, Inc. (a)(e)	16,323	2,982,212
		3,334,352
TOTAL COMMON STOCKS (Cost $18,358,903)		18,750,500

SPECIAL PURPOSE ACQUISITION COMPANIES - 7.35% (a)
Black Ridge Acquisition Corporation	3,305	33,729
CF Finance Acquisition Corporation	5,187	52,907
ChaSerg Technology Acquisition Corporation Class A (f)	5,904	58,302
Collier Creek Holdings Class A (b)	11,400	113,316
Forum Merger II Corporation Class A	3,446	34,150
Gordon Pointe Acquisition Corporation (f)	17,028	173,941
Graf Industrial Corporation	51,254	504,339
Legacy Acquisition Corporation Class A	949	9,528
Leisure Acquisition Corporation (f)	6,820	68,541
Megalith Financial Acquisition Corporation Class A	3,536	35,289
Modern Media Acquisition Corporation	18,790	194,664
Monocle Acquisition Corporation (f)	4,405	44,248
Mudrick Capital Acquisition Corporation Class A	5,919	59,664
Opes Acquisition Corporation	4,080	41,412
Pensare Acquisition Corporation	11,440	117,260
Pure Acquisition Corporation (f)	9,128	91,736
Saban Capital Acquisition Corporation Class A (b)	9,055	93,085
Thunder Bridge Acquisition Ltd. Class A (b)	55,874	569,915
Tiberius Acquisition Corporation	4,193	42,266
TKK Symphony Acquisition Corporation (b)(f)	5,669	56,208
Trident Acquisitions Corporation Class A	13,674	139,338
Trinity Merger Corporation Class A	3,140	32,091
Tuscan Holdings Corporation	8,621	89,900
Twelve Seas Investment Company (b)(f)	7,333	73,513
Vantage Energy Acquisition Corporation Class A	15,973	163,244
VectoIQ Acquisition Corporation (f)	22,805	228,392
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $3,005,802)		3,120,978

CLOSED-END FUNDS - 12.14% (a)(e)
Altaba, Inc.	69,540	5,154,305
TOTAL CLOSED-END FUNDS (Cost $4,452,949)		5,154,305

PREFERRED STOCKS - 0.02%
Colony Capital, Inc., 8.750%, Series E	284	7,148
TOTAL PREFERRED STOCKS (Cost $7,276)		7,148

CONTINGENT VALUE RIGHTS - 0.00% (a)(e)(g)
Media General, Inc.	8,397	252
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		252

RIGHTS - 0.01% (a)
Black Ridge Acquisition Corporation
Expiration: July 2019	3,305	1,157
Modern Media Acquisition Corporation
Expiration: July 2019	5,284	1,743
TOTAL RIGHTS (Cost $3,232)		2,900

WARRANTS - 0.10% (a)
Agiliti, Inc.
Expiration: July 2022, Exercise Price: $11.50 (f)	724	453
Black Ridge Acquisition Corporation
Expiration: July 2024, Exercise Price: $11.50	3,305	992
ChaSerg Technology Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	2,952	1,919
Collier Creek Holdings Class A
Expiration: November 2023, Exercise Price: $11.50 (b)(f)	3,800	4,674
Graf Industrial Corporation
Expiration: December 2025, Exercise Price: $11.50	51,254	16,914
Modern Media Acquisition Corporation
Expiration: May 2022, Exercise Price: $11.50	2,642	819
Mudrick Capital Acquisition Corporation Class A
Expiration: February 2025, Exercise Price: $11.50	5,919	3,255
Pensare Acquisition Corporation
Expiration: July 2022, Exercise Price: $11.50	3,402	680
Pure Acquisition Corporation
Expiration: April 2023, Exercise Price: $11.50 (f)	4,543	5,315
Thunder Bridge Acquisition Ltd. Class A
Expiration: January 2025, Exercise Price: $11.50 (b)	10,600	7,632
Tiberius Acquisition Corporation
Expiration: February 2021, Exercise Price: $11.50	4,193	1,845
TOTAL WARRANTS (Cost $44,980)		44,498

	Principal Amount
BANK LOANS - 1.80% (f)(j)
Tribune Media Company
5.499% (1 Month LIBOR + 3.000%), 1/27/2024	$393,000		393,491
Zayo Group LLC
4.499% (1 Month LIBOR + 2.000%), 1/19/2021	370,259		368,756
TOTAL BANK LOANS (Cost $759,382)			762,247

CORPORATE BONDS - 6.80% (f)
Arconic, Inc.
5.400%, 4/15/2021	109,000		112,454
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.250%, 5/15/2024 (b)(h)	338,000		357,334
Dynegy, Inc.
5.875%, 6/1/2023	198,000		203,197
EIG Investors Corporation
10.875%, 2/1/2024	225,000		237,937
First Data Corporation
5.750%, 1/15/2024 (h)	253,000		261,096
Momentive Performance Materials, Inc.
3.880%, 10/24/2021	189,000		204,356
Multi-Color Corporation
4.875%, 11/1/2025 (h)	111,000		114,885
Nationstar Mortgage LLC / Nationstar Capital Corporation
6.500%, 7/1/2021	40,000		40,100
6.500%, 6/1/2022	27,000		26,629
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (h)	163,000		162,185
Rent-A-Center, Inc.
6.625%, 11/15/2020	119,000		119,298
4.750%, 5/1/2021 (e)	200,000		196,500
T-Mobile USA, Inc.
6.500%, 1/15/2024	145,000		150,800
Unitymedia GmbH
6.125%, 1/15/2025 (b)(h)	231,000		240,910
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.000%, 1/15/2025 (b)(h)	113,000		115,825
Univar USA, Inc.
6.750%, 7/15/2023 (h)	333,000		341,991
TOTAL CORPORATE BONDS (Cost $2,874,507)			2,885,497

	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.01% (a)
Bristol-Myers Squibb Company
Expiration: April 2019, Exercise Price: $55.00	20	$95,420	140
Expiration: June 2019, Exercise Price: $55.00	5	23,855	215
SPDR S&P 500 ETF Trust
Expiration: April 2019, Exercise Price: $287.00	31	875,688	3,890
			4,245
PURCHASED PUT OPTIONS - 0.06% (a)
Bristol-Myers Squibb Company
Expiration: June 2019, Exercise Price: $45.00	10	47,710	1,410
DowDuPont, Inc.
Expiration: April 2019, Exercise Price: $45.00	54	287,874	324
Expiration: April 2019, Exercise Price: $47.50	78	415,818	1,092
SPDR S&P 500 ETF Trust
Expiration: May 2019, Exercise Price: $278.00	54	1,525,392	18,009
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: April 2019, Exercise Price: $30.00	87	267,438	4,481
Technology Select Sector SPDR Fund
Expiration: April 2019, Exercise Price: $68.00	45	333,000	450
Expiration: May 2019, Exercise Price: $69.00	29	214,600	1,595
			27,361
TOTAL PURCHASED OPTIONS (Cost $63,475)			31,606

	Principal Amount
ESCROW NOTES - 0.00% (a)(d)(g)
AMR Corporation	$7,668	1,534
T-Mobile USA, Inc.	108,000	–
TOTAL ESCROW NOTES (Cost $579)		1,534

	Shares
SHORT-TERM INVESTMENTS - 28.72%
MONEY MARKET FUNDS - 27.26% (c)
First American Government Obligations Fund, Institutional Share Class, 2.29%	2,080,000	2,080,000
Goldman Sachs Financial Square Funds - Government Fund, Institutional Share Class, 2.30%	1,173,082	1,173,082
The Government & Agency Portfolio, Institutional Share Class, 2.32%	2,080,000	2,080,000
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 2.33%	2,080,000	2,080,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 2.32%	2,080,000	2,080,000
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Share Class, 2.29%	2,080,000	2,080,000
		11,573,082
	Principal Amount
U.S. TREASURY BILLS - 1.46% (e)(f)
United States Treasury Bills
2.38%, 4/25/2019	$305,000	304,525
2.36%, 7/25/2019	260,000	258,032
2.41%, 8/29/2019	55,000	54,461
		617,018
TOTAL SHORT-TERM INVESTMENTS (Cost $12,190,121)		12,190,100
TOTAL LONG INVESTMENTS (Cost $41,761,206) - 101.18%		42,951,565
	Shares
SHORT INVESTMENTS - (30.60)%
COMMON STOCKS - (30.38)%
AEROSPACE & DEFENSE - (2.30)%
Harris Corporation	(6,114)	(976,467)
AIRLINES - (0.01)%
American Airlines Group, Inc.	(70)	(2,223)
ASSET MANAGEMENT & CUSTODY BANKS - (0.86)%
Brookfield Asset Management, Inc. Class A (b)	(7,787)	(363,264)
BROADCASTING - (1.01)%
Discovery Communications, Inc. Class A	(1,959)	(52,932)
Fox Corporation Class A	(10,246)	(376,131)
		(429,063)
DATA PROCESSING & OUTSOURCED SERVICES - (8.64)%
Fidelity National Information Services, Inc.	(11,426)	(1,292,281)
Fiserv, Inc.	(26,911)	(2,375,703)
		(3,667,984)
GOLD - (3.22)%
Newmont Mining Corporation	(38,242)	(1,367,916)
INTERNET & DIRECT MARKETING RETAIL - (10.46)%
Alibaba Group Holding Ltd. - ADR	(24,322)	(4,437,549)
Expedia Group, Inc.	(23)	(2,737)
		(4,440,286)
MANAGED HEALTH CARE - (0.41)%
Centene Corporation	(3,312)	(175,867)
PHARMACEUTICALS - (1.18)%
Bristol-Myers Squibb Company	(10,509)	(501,384)
REGIONAL BANKS - (1.76)%
BB&T Corporation	(16,080)	(748,203)
REITs - (0.33)%
Brookfield Property Partners LP (b)	(6,739)	(138,621)
SEMICONDUCTOR EQUIPMENT - (0.06)%
Entegris, Inc.	(737)	(26,304)
STEEL - (0.14)%
SunCoke Energy, Inc.	(7,037)	(59,744)
TOTAL COMMON STOCKS (Proceeds $11,208,555)		(12,897,326)

EXCHANGE-TRADED FUNDS - (0.22)%
VanEck Vectors Gold Miners ETF	(4,248)	(95,240)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $98,325)		(95,240)

TOTAL SHORT INVESTMENTS
(Proceeds $11,306,880) - (30.60)%		(12,992,566)
TOTAL NET INVESTMENTS
(Cost $30,454,326) - 70.58%		29,958,999
OTHER ASSETS IN EXCESS OF LIABILITIES - 29.42%		12,490,629
TOTAL NET ASSETS - 100.00%		$42,449,628

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (m) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (m) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2019, these securities represent 3.76% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of March 31, 2019, this common stock had a cost of $428,231 and its market value represented 1.05% of total net assets. The Fund’s adviser perfected its appraisal rights over this security as of 6/20/2016. Please see footnote (m) on the Schedule of Investments for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2019.
(k)	This security is held in connection with a written option contract.
(l)	As of March 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$30,294,925

Gross unrealized appreciation(2)	$1,998,487
Gross unrealized depreciation(2)	(2,488,925)
Net unrealized depreciation	$(490,438)

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.
(2) Includes investments, open written options, forward currency contracts and open swap contracts, appreciation and or depreciation.

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

(m)	Investment Valuation

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

Due to the short-term nature of the reverse repurchase agreements, amortized cost approximates fair value at March 31, 2019. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2019. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$18,303,702	$-	$446,798	$18,750,500
Special Purpose Acquisition Companies	2,326,097	794,881	-	3,120,978
Closed End Funds	5,154,305	-	-	5,154,305
Preferred Stocks	7,148	-	-	7,148
Contingent Value Rights	-	-	252	252
Rights	2,900	-	-	2,900
Warrants	34,056	10,442	-	44,498
Bank Loans	-	762,247	-	762,247
Corporate Bonds	-	2,885,497	-	2,885,497
Purchased Option Contracts	31,606	-	-	31,606
Escrow Notes	-	-	1,534	1,534
Short-Term Investments	11,573,082	617,018	-	12,190,100
Swap Contracts**	-	11,275	-	11,275
Total	$37,432,896	$5,081,360	$448,584	$42,962,840

Liabilities
Short Common Stock*	$(12,897,326)	$-	$-	$(12,897,326)
Exchange-Traded Funds	(95,240)	-	-	(95,240)
Written Option Contracts	(146,706)	(5,400)	-	(152,106)
Forward Currency Exchange Contracts**	-	(2,720)	-	(2,720)
Swap Contracts**	-	(10,961)	-	(10,961)
Total	$(13,139,272)	$(19,081)	$-	$(13,158,353)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2019, the value of these securities was $448,584. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (m). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers to level 3 securities during the period ended March 31, 2019.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights		Escrow Notes	Total Investment
Balance as of December 31, 2018	$443,558	$252		$11,885	$455,695
Purchases on Investments*		-		-	-
(Sales) of Investments	-	-		-	-
Realized (Gain) Loss	-	-		-	-
Transfers Into Level 3	-	-		-	-
(Transfer Out) of Level 3	-	-		-	-
Change in Unrealized Appreciation (Depreciation)	3,240	-	**	(10,351)	(7,111)
Balance as of March 31, 2019	$446,798	$252		$1,534	$448,584

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2019.	$3,240	$-	**	$(6,734)	$(3,494)

* Includes receipts from corporate actions.
** Amount less than $0.50.

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at March 31, 2019 totals $(7,111).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of March 31, 2019 are as follows:

Description	Fair Value at March 31, 2019		Valuation Technique	Unobservable Input
Common Stock	$446,798		Discounted Cash Flow Model	Discount Rates/ Terminal Value/ Cash Flow Projections

Escrow Note	$-	*	Projected Final Distribution**	Discount of Projected Distribution

* Amount less than $0.50.
** The Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on an evaluation of the likelihood of ad additional distribution, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At March 31, 2019, the value of these assets were $1,786. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (m).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Open Written Options
March 31, 2019 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
Alibaba Group Holding Ltd. - ADR
Expiration: June 2019, Exercise Price: $170.00	(21)	$(383,145)	$(37,800)
BB&T Corporation
Expiration: May 2019, Exercise Price: $47.00	(27)	(125,631)	(2,957)
Expiration: June 2019, Exercise Price: $47.00	(16)	(74,448)	(2,320)
Expiration: June 2019, Exercise Price: $48.00	(43)	(200,079)	(3,956)
Bristol-Myers Squibb Company
Expiration: April 2019, Exercise Price: $65.00	(20)	(95,420)	(20)
Expiration: June 2019, Exercise Price: $65.00	(5)	(23,855)	(15)
Dell Technologies, Inc. Class C
Expiration: April 2019, Exercise Price: $52.50	(14)	(82,166)	(8,960)
Expiration: April 2019, Exercise Price: $55.00	(46)	(269,974)	(18,400)
DowDuPont, Inc.
Expiration: April 2019, Exercise Price: $50.00	(54)	(287,874)	(19,872)
Expiration: April 2019, Exercise Price: $52.50	(78)	(415,818)	(13,884)
Mellanox Technologies Ltd.
Expiration: April 2019, Exercise Price: $117.50 (a)(b)	(36)	(426,096)	(5,400)
SPDR S&P 500 ETF Trust
Expiration: April 2019, Exercise Price: $280.00	(31)	(875,688)	(16,120)
Versum Materials, Inc.
Expiration: April 2019, Exercise Price: $47.50	(35)	(176,085)	(10,500)
WABCO Holdings, Inc.
Expiration: September 2019, Exercise Price: $135.00	(15)	(177,540)	(1,800)
			(142,004)
WRITTEN PUT OPTIONS
Bristol-Myers Squibb Company
Expiration: June 2019, Exercise Price: $39.00	(10)	(47,710)	(220)
SPDR S&P 500 ETF Trust
Expiration: May 2019, Exercise Price: $270.00	(54)	(1,525,392)	(9,882)
			(10,102)
TOTAL WRITTEN OPTIONS
(Premiums received $159,401)			$(152,106)

ADR - American Depository Receipt
ETF - Exchange-Traded Fund
(a) Foreign Security.
(b) Level 2 Security. Please see footnote (m) on the Schedule of Investments for more information.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
March 31, 2019 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		March 31, 2019	Currency to be Received		March 31, 2019	(Depreciation)*
4/10/2019	JPM	462,817	AUD	$328,705	329,931	USD	$329,931	$1,226
5/29/2019	JPM	76,511	AUD	54,391	54,609	USD	54,609	218
4/12/2019	JPM	470,378	EUR	528,271	532,797	USD	532,797	4,526
9/25/2019	JPM	51,464	EUR	58,614	59,091	USD	59,091	477
6/6/2019	JPM	40,194	GBP	52,534	51,704	USD	51,704	(830)
7/2/2019	JPM	709,105	GBP	927,985	930,713	USD	930,713	2,728
7/2/2019	JPM	939,053	USD	939,053	709,105	GBP	927,985	(11,068)
5/8/2019	JPM	174,832	HKD	22,301	22,304	USD	22,304	3
				$2,911,854			$2,909,134	$(2,720)

AUD	- Australian Dollar
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Open Swap Contracts
March 31, 2019 (Unaudited)
								Unrealized
			Pay/Receive on	Financing	Payment			Appreciation
Counterparty	Security	Termination Date	Financing Rate	Rate	Frequency	Shares	Notional Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	BTG plc	1/9/2020	Pay	0.300% +3 Month LIBOR	Quarterly	4,785	$ 50,479	$ 1,460
BAML	Gemalto NV	5/31/2019	Pay	0.350% +1 Month LIBOR	Monthly	9,220	538,171	(11,162)
JPM	Healthscope Ltd.	1/15/2020	Pay	0.400% +3 Month LIBOR	Quarterly	188,019	321,360	2,897
JPM	Hopewell Holdings Ltd.	3/7/2020	Pay	0.400% +3 Month LIBOR	Quarterly	4,506	21,004	1,109
JPM	Innogy SE	7/18/2019	Pay	0.400% +3 Month LIBOR	Quarterly	1,350	57,650	4,691
JPM	Navitas Ltd.	2/20/2020	Pay	0.400% +3 Month LIBOR	Quarterly	13,135	52,715	1,118

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Brookfield Property Partners LP	3/28/2020	Pay	(4.500)% +1 Month LIBOR	Monthly	(1,550)	(32,085)	201
								$ 314
BAML	- Bank of America Merrill Lynch & Co., Inc.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).